CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Income/(loss) before tax		$ 31,583		$ (4,259)		$ 9,292
Depreciation, amortisation and net impairment losses		11,719		15,235		13,204
Exploration expenditures written off		171		2,506		777
(Gains) losses on foreign currency transactions and balances		(47)		646		(224)
(Gains) losses on sales of assets and businesses		(1,519)		18		(1,187)
(Increase) decrease in other items related to operating activities	[1]	106		918		1,016
(Increase) decrease in net derivative financial instruments		539		(451)		(595)
Interest received		96		162		215
Interest paid		(698)		(730)		(723)
Cash flows provided by operating activities before taxes paid and working capital items		41,950		14,045		21,776
Taxes paid		(8,588)		(3,134)		(8,286)
(Increase) decrease in working capital		(4,546)		(524)		259
Cash flows provided by operating activities		28,816		10,386		13,749
Cash flows from (used in) investing activities [abstract]
Cash used in business combinations	[2]	(111)		0		(2,274)
Capital expenditures and investments		(8,040)		(8,476)		(10,204)
(Increase) decrease in financial investments	[3]	(9,951)		(3,703)		(1,012)
(Increase) decrease in derivatives financial instruments		(1)		(620)		298
(Increase)/decrease in other interest bearing items		28		202		(10)
Proceeds from sale of assets and businesses		1,864		505		2,608
Cash flows used in investing activities		(16,211)		(12,092)		(10,594)
Cash flows from (used in) financing activities [abstract]
New finance debt		0		8,347		984
Repayment of finance debt	[4]	(2,675)		(2,055)		(1,314)
Repayment of lease liabilities	[4]	(1,238)		(1,277)		(1,104)
Dividend paid		(1,797)		(2,330)		(3,342)
Share buy-back		(321)		(1,059)		442
Net current finance debt and other financing activities		1,195		1,365		(277)
Cash flows provided by (used in) financing activities		(4,836)		2,991		(5,496)
Net increase (decrease) in cash and cash equivalents		7,768		1,285		(2,341)
Foreign currency translation effects		(538)		294		(38)
Cash and cash equivalents at the beginning of the period (net of overdraft)		6,757	[5]	5,177	[5]	7,556
Cash and cash equivalents at the end of the period (net of overdraft)	[5]	$ 13,987		$ 6,757		$ 5,177

[1]	Full year 2021 includes redetermination settlement for the Agbami field. For more information, see note 24 Other commitments, contingent liabilities and contingent assets.
[2]	Net after cash and cash equivalents acquired.
[3]	Includes sale of Lundin shares in 2020.
[4]	Repayment of lease liabilities are separated from the line item Repayment of finance debt and 2019 and 2020 has been reclassified.
[5]	At 31 December 2021 cash and cash equivalents included a net overdraft of USD 140 million. At 31 December 2020 and 2019, cash and cash equivalents net overdraft were zero .